Supplementary information	12 Months Ended
Dec. 31, 2025
Supplementary Information [Abstract]
Supplementary information	Supplementary information
a) Supplementary Law No. 224/25

Published on December 26, 2025, it establishes the increase of the rate of CSLL, producing effects as from April 1, 2026, as follows:
• Payment Institutions - increase from 9% to 12% until December 31, 2027, and to 15% as from January 1, 2028.
• Legal Entities of Capitalization and Credit, Financing and Investment Companies - increase from 15% to 17.5% until December 31, 2027 and to 20% as from January 1, 2028.
This regulation brought effects in Deferred taxes in the Consolidated Financial Statements of ITAÚ UNIBANCO HOLDING in the period ended December 31, 2025.
b) Financeira Itaú CBD S.A. and Banco Investcred Unibanco S.A.

On December 5, 2025, ITAÚ UNIBANCO HOLDING entered into an agreement for the purchase of ownership interest currently held, either directly or indirectly, by Companhia Brasileira de Distribuição and by Grupo Casas Bahia S.A. in the controlled company Financeira Itaú CBD S.A. - Crédito, Financiamento e Investimento, for approximately R$526.
Two years from the closing of the agreement, ITAÚ UNIBANCO HOLDING will acquire the ownership interest indirectly held by Sendas Distribuidora S.A. in the controlled company Banco INVESTCRED Unibanco S.A., for approximately R$260, and will hold the investee’s total capital.
Effective acquisitions and financial settlements will occur after the necessary regulatory approvals